TEMPLETON CAPITAL ACCUMULATION PLANS II
                       500 East Broward Blvd., Suite 2100
                          Fort Lauderdale, Florida 33394
                                Tel: 954/527-7500

January 5, 2006


Filed Via EDGAR (CIK #0001125681)
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

         RE: Templeton Capital Accumulation Plans II
             File Nos. 333-47176 and 811-10165

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the form of Prospectus that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, which was filed electronically with the Securities and Exchange Commission on December 30, 2005.

Sincerely yours,

TEMPLETON CAPITAL
  ACCUMULATION PLANS II

/s/ROBERT C. ROSSELOT


Robert C. Rosselot
Associate General Counsel


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